Liquidity	12 Months Ended
Mar. 31, 2024
Liquidity [Abstract]
LIQUIDITY

NOTE 3 – LIQUIDITY

The financial performance of the Company has improved during the fiscal year ended March 31, 2024. As reflected in the consolidated financial statements, the Company had a net income of $7.5 million, an increase of $15.5 million from a net loss of $8.0 million for the fiscal year ended March 31, 2023, and the Company had cash provided by operating activities of $1.9 million for the fiscal year ended March 31, 2024 as compared to cash used in operating activities was $25.7 million for the fiscal year ended March 31, 2023. Total cash increased by $0.7 million from $1.8 million as of March 31, 2023 to $2.5 million as of March 31, 2024, and working capital increased by $20.2 million from $8.6 million as of March 31, 2023 to $28.8 million as of March 31, 2024.

In assessing its liquidity, management monitors and analyzes the Company’s cash on-hand, its ability to generate sufficient revenue sources, the turnover of its accounts receivable, its ability to obtain additional financial support in the future, and its operating and capital expenditure commitments.

Currently, the Company continues implementing various measures to boost revenue and controlling the cost and expenses, and modifying its business strategies so that the Company could concentrate its management resources on core businesses and improving operation efficiency and profitability. And the Company is also working to improve its liquidity and capital sources primarily through cash flows from operation and debt financing. In order to fully implement its business plan and sustain continued growth, the Company may also seek equity financing from outside investors when necessary. Based on the current operating plan, management believes that the above-mentioned measures collectively will provide sufficient liquidity for the Company to meet its future liquidity and capital requirement for at least 12 months from the date the consolidated financial statements are issued.